Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 34,202	$ 31,714
Plans with PBO in excess of plan assets, Plan Assets	19,586	18,398
Plans with ABO in excess of plan assets, Benefit Obligation	33,051	30,882
Plans with ABO in excess of plan assets, Plan Assets	18,956	18,127
Plans with assets in excess of PBO, Benefit Obligation	71,024	66,842
Plans with assets in excess of PBO, Plan Assets	78,632	73,705
Nonpension Postretirement Benefit Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with APBO in excess of plan assets, Benefit Obligation	4,545	4,685
Plans with APBO in excess of plan assets, Plan Assets	45	47
Plans with plan assets in excess of APBO, Benefit Obligation	21	19
Plans with plan assets in excess of APBO, Plan Assets	$ 22	$ 21